Fair Value Measurements, Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Nov. 30, 2011
Estimated Carrying and Fair Values of Financial Instrument Assets and (Liabilities) Not Measured at Fair Value on a Recurring Basis

The estimated carrying and fair values of our financial instrument assets and (liabilities) that are not measured at fair value on a recurring basis were as follows (in millions):

	November 30, 2011		November 30, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
Cash and cash equivalents (a)	$358	$358	$404	$404
Long-term other assets (b)	$96	$90	$191	$178
Fixed rate debt (c)	$(6,251)	$(6,715)	$(6,689)	$(7,076)
Floating rate debt (c)	$(3,102)	$(3,057)	$(2,669)	$(2,630)
Other	$-	$-	$(6)	$(7)

(a)	Cash and cash equivalents are comprised of cash on hand and time deposits and, due to their short maturities, the carrying values approximate their fair values.

(b)	At November 30, 2011 and 2010, substantially all of our long-term other assets were comprised of notes and other receivables. The fair values of notes and other receivables were based on estimated future cash flows discounted at appropriate market interest rates.

(c)	The net difference between the fair value of our fixed rate debt and its carrying value was due to the market interest rates in existence at November 30, 2011 and 2010 being lower than the fixed interest rates on these debt obligations, including the impact of changes in our credit ratings, if any. The net difference between the fair value of our floating rate debt and its carrying value was due to the market interest rates in existence at November 30, 2011 and 2010 being higher than the floating interest rates on these debt obligations, including the impact of changes in our credit ratings, if any. The fair values of our publicly-traded notes were based on their unadjusted quoted market prices in active markets. The fair values of our other debt were estimated based on appropriate market interest rates being applied to this debt.

Estimated Fair Value and Basis of Valuation of Financial Instrument Assets and (Liabilities) Measured at Fair Value on a Recurring Basis

The estimated fair value and basis of valuation of our financial instrument assets and (liabilities) that are measured at fair value on a recurring basis were as follows (in millions):

	November 30, 2011		November 30, 2010
	Level 1	Level 2	Level 1	Level 2
Cash equivalents (a)	$92	$-	$25	$-
Marketable securities held in rabbi trusts (b)	$98	$18	$105	$21
Derivatives
Fuel (c)	$-	$1	$-	$-
Ship foreign currency options (d)	$-	$-	$-	$8
Net investment hedges (e)	$-	$2	$-	$12
Interest rate swaps (f)	$-	$(9)	$-	$1

(a)	Cash equivalents are comprised of money market funds.

(b)	Level 1 and 2 marketable securities are held in rabbi trusts and are primarily comprised of frequently-priced mutual funds invested in common stocks and other investments, respectively. Their use is restricted to funding certain deferred compensation and non-qualified U.S. pension plans.

(c)	In fiscal 2011, we bought Brent crude oil (“Brent”) call options and sold Brent put options, collectively referred to as zero costs collars that established ceiling and floor Brent prices. At November 30, 2011, we had fuel derivatives for approximately 10% of our estimated fuel consumption for the second half of fiscal 2012 through fiscal 2015.

(d)	At November 30, 2010, we had foreign currency options totaling $785 million that were designated as foreign currency cash flow hedges for certain of our euro-denominated shipbuilding contracts. These foreign currency options matured in 2011.

(e)	At November 30, 2011 and 2010, we had foreign currency forwards totaling $183 million and $352 million, respectively, that are designated as hedges of our net investments in foreign operations, which have a euro-denominated functional currency and were principally entered into to convert U.S. dollar-denominated debt into euro debt. These foreign currency forwards mature through July 2017.

(f)	We have both U.S. dollar and sterling interest rate swaps designated as fair value hedges whereby we receive fixed interest rate payments in exchange for making floating interest rate payments. At November 30, 2011 and 2010, these interest rate swap agreements effectively changed $510 million and $512 million, respectively, of fixed rate debt to U.S. dollar LIBOR or GBP LIBOR-based floating rate debt. These interest rate swaps mature through June 2012. In addition, we have euro interest rate swaps designated as cash flow hedges whereby we receive floating interest rate payments in exchange for making fixed interest rate payments. At November 30, 2011 and 2010, these interest rate swap agreements effectively changed $320 million and $333 million, respectively, of EURIBOR-based floating rate euro debt to fixed rate debt. These interest rate swaps mature through February 2022.

Reconciliation of the Changes in Carrying Amounts of Goodwill

The reconciliation of the changes in the carrying amounts of our goodwill, which goodwill has been allocated to our North America and EAA cruise brands, was as follows (in millions):

	North America Cruise Brands	EAA Cruise Brands	Total
Balance at November 30, 2009	$1,898	$1,553	$3,451
Foreign currency translation adjustment	-	(131)	(131)

Balance at November 30, 2010	1,898	1,422	3,320
Foreign currency translation adjustment	-	2	2

Balance at November 30, 2011	$1,898	$1,424	$3,322

Reconciliation of the Changes in Carrying Amounts of Intangible Assets not Subject to Amortization, Which Represents Trademarks

The reconciliation of the changes in the carrying amounts of our intangible assets not subject to amortization, which represent trademarks that have been allocated to our North America and EAA cruise brands, was as follows (in millions):

	North America Cruise Brands	EAA Cruise Brands	Total
Balance at November 30, 2009	$927	$409	$1,336
Foreign currency translation adjustment	-	(25)	(25)

Balance at November 30, 2010	927	384	$1,311
Foreign currency translation adjustment	-	2	2

Balance at November 30, 2011	$927	$386	$1,313

Fuel Derivatives Outstanding

At November 30, 2011, our outstanding fuel derivatives consisted of zero cost collars on Brent for a portion of our estimated fuel consumption as follows:

Maturities (a)	Barrels (in thousands)	Weighted-Average Floor Price	Weighted-Average Ceiling Price	Percent of Estimated Fuel Consumption
2012
Q3	522	$75	$135	10%
Q4	522	75	135	10%

	1,044	$75	$135

Fiscal 2013	2,112	$74	$132	10%

Fiscal 2014	2,112	$71	$128	10%

Fiscal 2015	2,160	$71	$125	10%

(a)	Fuel derivatives mature evenly over each quarter within the above fiscal years.